CHANGES IN NON-CASH WORKING CAPITAL (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes In Non-cash Working Capital
GST receivable	$ (2,518)	$ (1,058)	$ 60
Accounts payable and accrued liabilities	(46,245)	26,162	8,698
Due to related parties	19,500	28,072	28,731
Changes in non-cash working capital	(29,263)	53,176	37,489
Supplemental information
Interest expense included in convertible debt	30,000	30,000	30,000
Interest expense included in due to related parties		889
Shares issued for mineral property interests		1,000
Shares issued for debt			$ 1,626,319